Concentrations (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Sales Revenue, Net [Member] | Top Five Customers [Member]
Concentration of risk percentage	29.00%	75.00%
Sales Revenue, Net [Member] | Minimum [Member]
Concentration of risk percentage	10.00%
Sales Revenue, Net [Member] | Minimum [Member] | Three Customer [Member]
Concentration of risk percentage		10.00%
Accounts Receivable [Member] | Top Five Customers [Member]
Concentration of risk percentage	33.00%		46.00%
Accounts Receivable [Member] | Minimum [Member] | Customer One [Member]
Concentration of risk percentage	10.00%		10.00%
Accounts Receivable [Member] | Minimum [Member] | Customer Two [Member]
Concentration of risk percentage	10.00%		10.00%